MERGER AND REVERSE RECAPITALIZATION - Earnout Shares (Details)				3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($) tranche $ / shares shares	Dec. 05, 2022 USD ($)	May 09, 2022 USD ($) tranche $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Common Stock
Amount of loans elected to convert							$ 13,080,756
Share price | $ / shares	$ 0.145
Earnout liability				$ 4,610,000	$ 11,310,000	$ 4,610,000	12,810,000
Change in Earnout Liability				$ (6,700,000)	$ (1,500,000)	$ (8,200,000)	(9,260,000)
PubCo Merger
Common Stock
Maximum number of shares entitled to receive | shares	3,000,000.0		3,000,000
Number of tranches | tranche	3		3
Trading period	20 days
Consecutive trading period	30 days
Term of issuance	2 years 6 months
Earnout liability			$ 22,070,000.00				12,810,000
Change in Earnout Liability							$ 9,260,000
ProSomnus Subordinated Debt Conversion [Member]
Common Stock
Amount of loans elected to convert		$ 6,490,000
Convertible Bridge Notes
Common Stock
Number of days to elect to convert shares							10 days
Repayment of debt	$ 100,000
Convertible Bridge Notes | Bridge Loan Debt Conversion [Member]
Common Stock
Amount of loans elected to convert		$ 2,550,000
First tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive | shares	1,000,000.0
Number of shares issued | shares			1,000,000
Share price | $ / shares	$ 12.50		$ 12.50
Trading period			20 days
Consecutive trading period			30 days
Term of issuance			6 months
Second tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive | shares	1,000,000.0
Number of shares issued | shares			1,000,000
Share price | $ / shares	$ 15.00		$ 15.00
Trading period			20 days
Consecutive trading period			30 days
Term of issuance			6 months
Third tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive | shares	1,000,000.0
Number of shares issued | shares			1,000,000
Share price | $ / shares	$ 17.50		$ 17.50
Trading period			20 days
Consecutive trading period			30 days
Term of issuance			6 months